Goodwill - Summary of Changes in Assumptions used in Impairment Test (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2017
Disclosure Of Sensitivity To Changes In Assumptions On Impairment Test [Line Items]
Cash flows projection year	2019
Sensitivity On Cash Flows [Member]
Disclosure Of Sensitivity To Changes In Assumptions On Impairment Test [Line Items]
Percentage of increase in sensitivity analysis	10.00%
Percentage of decrease in sensitivity analysis	10.00%
Sensitivity on Normative Cash Flows [Member]
Disclosure Of Sensitivity To Changes In Assumptions On Impairment Test [Line Items]
Percentage of increase in sensitivity analysis	10.00%
Percentage of decrease in sensitivity analysis	10.00%
Sensitivity on Discount Rate (After Tax) [Member]
Disclosure Of Sensitivity To Changes In Assumptions On Impairment Test [Line Items]
Percentage of decrease in sensitivity analysis (basis points)	0.25%
Percentage of increase in sensitivity analysis (basis points)	0.25%